DWS Small Mid Cap Value VIP Expense Example - Class A [Member] - DWS Small Mid Cap Value VIP - Class A	Apr. 24, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 82
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	475
Expense Example, with Redemption, 10 Years	$ 1,066